Related Party Transactions	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties:

Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang, principal shareholder of the Company
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. (Huadi Material)	An entity 100% owned by Jueguang Wang, Immediate family member of Jueqin Wang
Jueqin Wang	Principal shareholder of the Company

2) Related party transactions

Six Months Ended March 31, 2026

During the six months ended March 31, 2026, the Company purchased $737,019 raw materials from Taizhou Huadi and fully paid. As of September 30, 2025, the Company had no account payable balance due to this entity.

During the six months ended March 31, 2026, the Company leased an office to Huashang with annual rent amounted $26,870, and the Company recorded $13,780 rental income. As of March 31, 2026, the Company had advance balance of $20,655 from this entity.

During the six months ended March 31, 2026, the Company repaid RMB 1,817,794 ($259,459 in USD) to Jueqin Wang. The borrowing was made in previous years to support the Company’s operations, which was unsecured, due on demand, and interest free. As of March 31, 2026, the company had no outstanding balance due to Jueqin Wang.

Six Months Ended March 31, 2025

During the six months ended March 31, 2025, the Company purchased $2,769,266 in raw materials from Taizhou Huadi.

During the six months ended March 31, 2025, the Company leased an office to Huashang with annual rent amounted $27,337, and the Company recorded $12,131 rental income. As of March 31, 2025, the Company had advance balance of $20,616 from this entity.

3) Related party balances

Net outstanding balances with related parties consisted of the following as of March 31, 2026 and September 30, 2025:

Accounts	Name of related parties	March 31, 2026	September 30, 2025
Accounts payable	Taizhou Huadi Material Technology Co.	-	(462)
Advance from customer	Huashang Micro Finance Co.	(20,655)	(7,131)
Due to related parties – noncurrent portion	Jueqin Wang	-	(255,344)